Other Non-Operating (Income) Expense - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended
	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2013 Foreign Exchange Rates [Member]	Sep. 30, 2013 Foreign Exchange Rates [Member]	Feb. 14, 2012 Foreign Exchange Rates [Member] Predecessor [Member]	Sep. 30, 2012 Foreign Currency Swap [Member]	Sep. 30, 2012 Foreign Currency Swap [Member]
Other Non operating Income Expense [Line Items]
Other non-operating (income) expense	$ 2	$ 1	$ (2)	$ 4	$ 2	$ 2	$ 2	$ 8